Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits
Schedule of asset allocation targets and actual investment composition within the Plans

Actual Composition of Plans at December 31,
	Target Allocations	2012	2011
Domestic large cap equity	29-40%	31-42%	29-40%
Domestic small and mid-cap equity	7-10%	9-12%	11-13%
International equity	11-16%	11-13%	10-15%
Fixed income	25-42%	20-37%	23-40%
Alternative investments	6-8%	8-10%	6-7%
Cash and cash equivalents	1-5%	3-4%	2-4%

Schedule of Plans' assets measured at fair value

	Balance
	December 31,
(Thousands of dollars)	2012	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 36,346	$ 36,346	$-	$-
Fixed income mutual funds	12,533	12,533	-	-
Foreign equity securities	7,475	7,475	-	-
Corporate bonds	6,387	-	6,387	-
Money market funds	6,285	6,285	-	-
U.S. Government agency securities	6,218	-	6,218	-
U.S. Government bonds	5,680	-	5,680	-
Emerging markets-equity	5,607	5,607	-	-
Real estate mutual fund	5,453	5,453	-	-
Mutual funds-equities	2,701	2,701	-	-
Treasury inflation indexed bonds	2,083	-	2,083	-
Other	818	-	818	-
Total Assets	$ 97,586	$ 76,400	$21,186	$-

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$ 34,770	$ 34,770	$-	$-
Corporate bonds	18,526	-	18,526	-
Foreign equity securities	7,107	7,107	-	-
Fixed income mutual funds	6,400	6,400	-	-
Money market funds	6,513	6,513	-	-
U.S. Treasury STRIPS	3,587	-	3,587	-
Emerging markets-equity	3,349	3,349	-	-
Mutual funds-equities	3,485	3,485	-	-
Real estate mutual fund	2,909	2,909	-	-
Exchange traded funds-fixed income	1,788	1,788	-	-
Municipal bonds	2,048	-	2,048	-
Other	1,030	-	1,030	-
Total Assets	$ 91,512	$ 66,321	$25,191	$-

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2012	2011	2010
Weighted-average assumptions
Discount rate used to determine obligations	2.50-4.15%	3.75-4.70%	4.45-5.65%
Discount rate used to determine net periodic benefit cost	3.75-4.70%	4.45-5.65%	5.25-6.25%
Expected return on plan assets	6.50-7.25%	7.00-7.50%	7.25-7.75%
Long-term rate of increase in compensation levels	4.00%	4.00-5.00%	4.00-5.00%

Schedule of the funded status

December 31,	2012	2011
	Accumulated	Accumulated
	benefits	benefits
(Thousands of dollars)	exceed assets	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$204,540	$173,023
Service cost	8,843	7,523
Interest cost	8,918	9,025
Actuarial losses	25,749	19,637
Benefits paid	(5,872)	(4,668)
Plan curtailments	(6,136)	-
Plan settlement	(5,532)	-
Plan amendments	(3,785)	-
Benefit obligation at end of year	$226,725	$204,540
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$91,512	$93,638
Actual return on plan assets	9,426	807
Employer contributions	8,052	1,735
Benefits paid	(5,872)	(4,668)
Plan settlement	(5,532)	-
Fair value of plan assets at end of year	$97,586	$91,512
Funded status	$(129,139)	$(113,028)

Schedule of net periodic cost of benefits of plans
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Components of net periodic benefit cost:
Service cost	$8,843	$7,550	$6,367
Interest cost	8,918	8,997	8,712
Expected return on plan assets	(6,431)	(6,598)	(6,218)
Amortization and other	6,748	4,027	4,046
Settlement	1,796	-	-
Curtailment	1,134	-	-
Net periodic benefit cost	$21,008	$13,976	$12,907

Schedule of amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss (AOCI) before taxes
(Thousands of dollars)	2012	2011
Accumulated loss, net of gain	$(91,611)	$(81,708)
Prior service cost, net of credit	(72)	(6,351)
Total accumulated other comprehensive loss	$(91,683)	$(88,059)

Schedule of amounts in AOCL expected to be recognized as components of net periodic benefit cost in 2013
(Thousands of dollars)	2013
Accumulated loss, net of gain	$(6,588)
Prior service cost, net of credit	24
Estimated net periodic benefit cost	$(6,564)